Issued capital (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Issued Capital

	December 31, 2015	December 31, 2016	December 31, 2017
	in thousands	in thousands	in thousands
Authorized shares
Ordinary shares	970,000	1,450,000	970,000

	December 31, 2015	December 31, 2016	December 31, 2017
	in thousands	in thousands	in thousands
Ordinary shares issued and fully paid
Ordinary shares	896,206	886,966	886,297

Issued capital (NT$000)	8,962,066	8,869,663	8,862,971

			(US$299,021 thousand	)

Movement of Ordinary Shares Issued

The movement of ordinary shares issued is set out below:

	2015	2016	2017
	in thousands	in thousands	in thousands
January 1	864,619	896,206	886,966
Transactions with non-controlling interests (Note 28)	35,932	—	—
Restricted shares	15,752	435	—
Unearned restricted shares – cancelled	(97)	—	(669)
Share cancellation	(20,000)	—	—
Issuance of ordinary shares for capital reorganization (Note 29)	—	512,405	—
Cancellation of ordinary shares from capital reorganization (Note 29)	—	(522,080)	—

December 31	896,206	886,966	886,297